Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions
Note 16 – Related-Party Transactions
Registration Rights Agreement
In connection with the consummation of the Business Combination, on May 4, 2021, the Company entered into that certain Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) with BLS Investor Group LLC and the HydraFacial Stockholders.
Pursuant to the terms of the Registration Rights Agreement, (i) any outstanding share of Class A Common Stock or any other equity security (including the Private Placement Warrants and including shares of Class A Common Stock issued or issuable upon the exercise of any other equity security) of the Company held by the Sponsor or the HydraFacial Stockholders (together, the “Restricted Stockholders”) as of the date of the Registration Rights Agreement or thereafter acquired by a Restricted Stockholder (including the shares of Class A Common Stock issued upon conversion of the 11,500,000 Founder Shares that were owned by the Sponsor and converted to shares of Class A Common Stock prior in connection with the Business Combination and upon exercise of any Private Placement Warrants) and shares of Class A Common Stock issued as
Earn-out
Shares to the HydraFacial Stockholders and (ii) any other equity security of the Company issued or issuable with respect to any such share of Common Stock by way of a stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise will be entitled to registration rights.
The Registration Rights Agreement provides that the Company will, within 60 days after the consummation of the Business Combination, file with the SEC a shelf registration statement registering the resale of the shares of Common Stock held by the Restricted Stockholders and will use its reasonable best efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but in no event later than 60 days following the filing deadline. The Company filed such registration statement on July 19, 2021 and it was declared effective by the SEC on July 26, 2021. The HydraFacial Stockholders are entitled to make up to an aggregate of two demands for registration, excluding short form demands, that the Company register shares of Common Stock held by these parties. In addition, the Restricted Stockholders have certain “piggy- back” registration rights. The Company will bear the expenses incurred in connection with the filing of any registration statements filed pursuant to the terms of the Registration Rights Agreement. The Company and the Restricted Stockholders agree in the Registration Rights Agreement to provide customary indemnification in connection with any offerings of Common Stock effected pursuant to the terms of the Registration Rights Agreement.
Pursuant to the Registration Rights Agreement, the Sponsor agreed to restrictions on the transfer of their securities issued in the Company’s initial public offering, which (i) in the case of the Founder Shares is one year after the completion of the Business Combination unless (A) the closing price of the Common Stock equals or exceeds $12.00 per share for 20 days out of any
30-trading-day
period commencing at least 150 days following the Closing of the Business Combination or (B) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of Common Stock for cash, securities or other property, and (ii) in the case of the Private Placement Warrants and the respective Class A Common Stock underlying the Private Placement Warrants is 30 days after the completion of the Business Combination. The Sponsor and its permitted transferees will also be required, subject to the terms and conditions in the Registration Rights Agreement, not to transfer their Private Placement Warrants (as defined in the Registration Rights Agreement) or shares of Common Stock issuable upon the exercise thereof for 30 days following the Closing.
Lock-Up
Agreement
In connection with the consummation of the Business Combination, on May 4, 2021, the Company, the Sponsor and the HydraFacial Stockholders entered into a
Lock-Up
Agreement, pursuant to which the HydraFacial Stockholders agreed, subject to certain exceptions, not to sell, transfer to another or otherwise dispose of, in whole or in part, the Common Stock held by the HydraFacial Stockholders during the period commencing from the closing of the Business Combination and through the earlier of (i) the
180-day
anniversary of the date of the closing of the Business Combination and (ii) the date after the closing of the Business Combination on which the Company consummates certain transactions involving a change of control of the Company
Investor Rights Agreement
In connection with the consummation of the Business Combination, on May 4, 2021, the Company and LCP Edge Holdco, LLC entered into that certain Investor Rights Agreement (the “Investor Rights Agreement”). Pursuant to the Investor Rights Agreement, LCP has the right to designate a number of directors for appointment or election to the Company’s board of directors as follows: (i) one director for so long as LCP holds at least 10% of the outstanding Class A Common Stock, (ii) two directors for so long as LCP holds at least 15% of the outstanding Class A Common Stock, and (iii) three directors for so long as LCP holds at least 40% of the outstanding Class A Common Stock. Pursuant to the Investor Rights Agreement, for so long as LCP holds at least 10% of the outstanding Class A Common Stock, LCP will be entitled to have at least one of its designees represented on the compensation committee and nominating committee and corporate governance committee of the Company’s board of directors.
Amended and Restated Management Services Agreement
HydraFacial entered into a Management Services Agreement, dated December 1, 2016 with Linden Capital Partners III LP (“Linden Capital Partners III”) and DW Management Services, L.L.C. (“DW Management Services”) pursuant to which the parties receive quarterly monitoring fees of the greater of (a) $125,000 and (b) 1.25% of Last Twelve Months EBITDA multiplied by the quotient of (x) the aggregate capital invested by the investors of DW Healthcare Partners IV (B), L.P. (“DWHP Investors”) into LCP and/or its subsidiaries as of such date, divided by (y) the sum of (i) the aggregate capital invested by the DWHP Investors into LCP and/or its subsidiaries, plus (ii) the aggregate capital invested by Linden Capital Partners III into LCP and/or its subsidiaries as of the date of payment. In addition, the management services agreement provides for other fees in relation to services that may be provided in connection with equity and/or debt financing, acquisition of any other business, company, product line or enterprise, or divestiture of any division, business, and product or material assets. The fees vary between 1% and 2% of the related transaction amount. Linden Capital Partners III also received a transaction fee upon the consummation of the Business Combination.
In connection with the consummation of the Business Combination, on May 4, 2021, the Company, its subsidiary, Edge Systems LLC, and Linden Capital III LLC, the general partner of Linden Manager III LP (the “Linden Manager”) entered into an Amended and Restated Management Services Agreement (the “Linden Management Services Agreement”) pursuant to which the Linden Manager may continue to provide advisory services at the request of the Company related to mergers and acquisitions for one year following the Business Combination. As consideration for such services, the Company will pay a fee, equal to 1% of enterprise value of the target acquired, to the Linden Manager upon the consummation of any such transaction (the “1% Fee”). The Company has also agreed to reimburse Linden Manager for certain expenses in connection with such advisory services. However, pursuant to the Linden Management Services Agreement, the Company’s obligation to pay the 1% Fee expires twelve months after the consummation of the Business Combination.
HydraFacial recorded approximately $0.2 million, $1.8 million and $1.8 million of charges related to management services fees for the year ended December 31, 2021, 2020 and 2019, respectively. These amounts are included in General and administrative expenses on the Company’s Consolidated Statements of Comprehensive Loss. There were no amounts due to these related parties at December 31, 2021, 2020 and 2019. In relation to the consummation of the Business Combination, $21.0 million in transaction fees was paid to the Former Parent. These amounts are included in General and administrative expenses on the Company’s Consolidated Statements of Comprehensive Loss.
Former Related Party Note Receivable
HydraFacial issued shares to a key member of management in exchange for a note receivable with a $0.6 million face value. Interest on the note accrues at a rate of 8% and matures in December 2022. Interest receivable is presented as a component of other assets on the Company’s Consolidated Balance Sheets. As there was no intent for the issuer to pay the note within a reasonably short period of time, HydraFacial has presented the note as a deduction of stockholders’ deficit. In connection with the consummation of the Business Combination, the outstanding note receivable amount was settled.
Former Long-term Debt Due to Related Parties
On April 10, 2020, the Company’s existing Credit Agreement with a bank that is also a related party was amended to include a “PIK” interest component of 2% that accrues on the outstanding balances of the Term Loan and Revolver. Additionally, the Company is required to pay an early prepayment fee of 2.00% of the amount prepaid or repaid on the Term Loan prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022. In connection with the consummation of the Business Combination, all outstanding debt was paid. As of December 31, 2021, there was no amount due to related parties in connection with the Term Loan and Revolver.
On April 10, 2020, HydraFacial also entered into a second credit facility with a related party to provide for borrowings of $30.0 million (the “Term A Loan”). In connection with the consummation of the Business Combination, all outstanding debt was paid. As of December 31, 2021, there was no amount due to a related parties in connection with the Term A Loan and related PIK Interest.
Related Party Leases
Signal Hill Office
HydraFacial leases its office in Signal Hill, California, from an entity owned by former minority stockholders of HydraFacial who are no longer active employees. Lease expense under this lease was $0.4 million, $0.3 million and $0.5 million for the year ended December 31, 2021, 2020 and 2019, respectively.
Miami Beach Office
The Company maintains an office in Miami Beach, Florida, whereby the Company, on a monthly basis, reimburses an entity owned by the Company’s Executive Chairman that makes such office available to the Company for its employees and affiliates.
Sales to Related Parties
HydraFacial sells to a customer that is owned directly or indirectly by a former key member of management. Sales for this related party and the outstanding accounts receivable balance are as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Sales to related party	$551	$337	$351

(in thousands)	December 31, 2021	December 31, 2020
Accounts receivable due from related party	$394	$250